Note 7 NSFR main LMU (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 [1]
NSFR main LMU [Line Items]
Average NSFR main LMU	135.00%	135.00%	127.00%
BBVA SA [Member]
NSFR main LMU [Line Items]
Average NSFR main LMU	125.00%	126.00%	121.00%
BBVA Mexico [Member]
NSFR main LMU [Line Items]
Average NSFR main LMU	143.00%	149.00%	138.00%
Garanti BBVA group [Member]
NSFR main LMU [Line Items]
Average NSFR main LMU	166.00%	162.00%	154.00%

[1]	(1) 2020 Ratio calculated based on the Basel requirements.